Schedule of Investments (unaudited)	iShares® Fallen Angels USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 3.6%
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)(a)	$7,817	$8,597,996
5.87%, 02/23/22(a)	2,250	2,354,558
5.90%, 02/01/27(a)	3,859	4,491,104
5.95%, 02/01/37(a)	3,925	4,803,101
6.75%, 01/15/28	2,675	3,263,447
6.88%, 05/01/25 (Call 04/01/25)	7,570	8,813,751
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(b)	300	354,456
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(b)	7,250	7,175,470
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(a)	1,756	1,830,086
3.95%, 06/15/23 (Call 05/15/23)(a)	2,077	2,057,455
4.60%, 06/15/28 (Call 03/15/28)(a)	4,420	4,238,559
		47,979,983
Airlines — 3.0%
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27(a)	1,243	1,130,568
Series 2013-2, Class A, 4.95%, 07/15/24	3,420	3,349,753
Series 2014-1, Class A, 3.70%, 04/01/28(a)	3,013	2,907,486
Series 2015-1, Class A, 3.38%, 11/01/28	3,344	3,172,415
Series 2016-1, Class A, 4.10%, 07/15/29(a)	1,383	1,350,326
Series A, 3.65%, 12/15/29	1,461	1,387,959
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(a)	5,710	5,611,445
3.63%, 03/15/22 (Call 02/15/22)	4,070	4,138,010
3.75%, 10/28/29 (Call 07/28/29)(a)	3,866	3,795,407
3.80%, 04/19/23 (Call 03/19/23)	3,300	3,380,190
4.38%, 04/19/28 (Call 01/19/28)(a)	3,360	3,429,485
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27.	918	881,585
U.S. Airways Pass Through Trust Series 2012-2, Class A, 4.63%, 12/03/26	973	873,270
Series 2013-1, Class A, 3.95%, 05/15/27	2,613	2,517,118
UAL Pass Through Trust, Series 2007-1A, 6.64%, 01/02/24.	952	972,358
		38,897,375
Apparel — 0.5%
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(b)	2,724	2,880,685
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(a)	3,930	3,942,615
		6,823,300
Auto Manufacturers — 3.1%
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	2,169	2,313,520
4.75%, 01/15/43(a)	2,625	2,647,129
5.29%, 12/08/46 (Call 06/08/46)(a)	2,025	2,129,794
6.38%, 02/01/29(a)	400	446,480
6.63%, 10/01/28	775	904,278
7.40%, 11/01/46	415	501,088
7.45%, 07/16/31(a)	2,600	3,323,242
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)(a)	1,050	1,060,437
3.09%, 01/09/23(a)	2,050	2,072,775
3.10%, 05/04/23(a)	1,250	1,263,137
3.34%, 03/28/22 (Call 02/28/22)	1,000	1,012,540
3.35%, 11/01/22	1,650	1,676,020
3.55%, 10/07/22(a)	750	765,248
3.66%, 09/08/24(a)	950	978,538
3.81%, 01/09/24 (Call 11/09/23)	1,050	1,085,091

Security	Par (000)	Value

Auto Manufacturers (continued)
3.82%, 11/02/27 (Call 08/02/27)	$850	$874,191
4.06%, 11/01/24 (Call 10/01/24)(a)	1,900	1,978,755
4.13%, 08/04/25	1,750	1,834,087
4.14%, 02/15/23 (Call 01/15/23)	1,150	1,186,559
4.25%, 09/20/22(a)	1,250	1,290,675
4.27%, 01/09/27 (Call 11/09/26)	1,250	1,316,850
4.38%, 08/06/23(a)	1,250	1,303,125
4.39%, 01/08/26(a)	1,500	1,595,250
4.54%, 08/01/26 (Call 06/01/26)	1,500	1,601,160
4.69%, 06/09/25 (Call 04/09/25)	800	855,800
5.11%, 05/03/29 (Call 02/03/29)	2,200	2,421,144
5.58%, 03/18/24 (Call 02/18/24)	1,800	1,945,008
5.60%, 01/07/22	400	412,356
		40,794,277
Auto Parts & Equipment — 0.9%
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28(a)	900	1,022,418
ZF North America Capital Inc.
4.50%, 04/29/22(a)(b)	3,850	3,964,769
4.75%, 04/29/25(b)	6,850	7,424,235
		12,411,422
Banks — 5.2%
Barclays Bank PLC, 6.86%, (Call 06/15/32)(a)(b)(c)(d)	1,195	1,690,925
Commerzbank AG, 8.13%, 09/19/23(b)	6,250	7,253,063
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)(d)	9,649	9,890,418
4.50%, 04/01/25(a)	9,350	10,004,687
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)(b)	6,300	9,263,961
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)	12,425	13,521,382
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(d)	6,300	7,019,334
7.30%, 04/02/34 (Call 04/02/29)(b)(d)	7,875	9,366,367
		68,010,137
Chemicals — 2.5%
CF Industries Inc.
3.45%, 06/01/23(a)	4,650	4,876,827
4.95%, 06/01/43	4,458	5,363,955
5.15%, 03/15/34(a)	4,748	5,836,811
5.38%, 03/15/44	4,800	6,062,688
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)(a)	2,169	2,256,454
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)(a)	1,889	1,975,611
5.25%, 12/15/29 (Call 09/15/29)	4,525	4,720,027
5.65%, 12/01/44 (Call 06/01/44)(a)	1,949	2,026,122
		33,118,495
Commercial Services — 3.1%
ADT Security Corp. (The)
3.50%, 07/15/22	6,260	6,421,258
4.13%, 06/15/23	4,458	4,687,944
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	900	978,345
4.00%, 03/01/26 (Call 12/01/25)(b)	3,125	3,533,906
4.25%, 05/01/29 (Call 02/01/29)	6,100	7,195,011
4.75%, 02/15/25 (Call 11/15/24)(b)	4,900	5,578,993
4.75%, 08/01/28 (Call 05/01/28)	5,150	6,192,308
5.00%, 11/01/22 (Call 08/01/22)(b)	2,775	2,948,326
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(b)	3,300	3,281,652
		40,817,743

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers — 2.9%
Dell Inc.
5.40%, 09/10/40(a)	$1,575	$1,781,861
6.50%, 04/15/38(a)	2,495	3,088,486
7.10%, 04/15/28	2,150	2,756,923
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	6,216	6,448,789
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	3,160	3,287,506
4.13%, 01/15/31 (Call 10/15/30)(a)(b)	3,225	3,376,349
4.25%, 03/01/22 (Call 02/01/22)(a)	400	411,308
4.75%, 06/01/23	3,450	3,699,952
4.75%, 01/01/25(a)	3,024	3,272,301
4.88%, 03/01/24 (Call 01/01/24)	3,150	3,398,566
4.88%, 06/01/27 (Call 03/01/27)(a)	3,241	3,603,020
5.75%, 12/01/34 (Call 06/01/34)(a)	3,065	3,631,535
		38,756,596
Cosmetics & Personal Care — 0.6%
Avon Products Inc.
7.00%, 03/15/23	3,017	3,227,406
8.95%, 03/15/43(a)	1,305	1,690,092
Edgewell Personal Care Co., 4.70%, 05/24/22	3,169	3,288,598
		8,206,096
Diversified Financial Services — 0.9%
Navient Corp.
5.50%, 01/25/23(a)	6,194	6,501,532
5.63%, 08/01/33(a)	3,741	3,578,753
7.25%, 01/25/22	1,460	1,512,750
		11,593,035
Electric — 3.4%
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	1,005	1,002,206
2.65%, 03/01/30 (Call 12/01/29)	2,275	2,247,859
Series A, 1.60%, 01/15/26 (Call 12/15/25)(a)	1,225	1,191,239
Series A, 3.35%, 07/15/22 (Call 05/15/22)	1,870	1,904,015
Series B, 2.25%, 09/01/30 (Call 06/01/30)	1,627	1,550,254
Series B, 4.25%, 03/15/23 (Call 12/15/22)	3,250	3,410,062
Series B, 4.40%, 07/15/27 (Call 04/15/27)	5,772	6,324,092
Series C, 3.40%, 03/01/50 (Call 09/01/49)	3,040	2,856,384
Series C, 5.35%, 07/15/47 (Call 01/15/47)	3,873	4,692,837
Series C, 7.38%, 11/15/31(a)	5,650	7,916,441
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)(a)(b)	2,303	2,530,444
4.55%, 04/01/49 (Call 10/01/48)(b)	1,932	2,191,004
5.45%, 07/15/44 (Call 01/15/44)(b)	1,650	2,043,971
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	438	449,882
Panoche Energy Center LLC, 6.89%, 07/31/29(a)(b)	248	217,346
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)(a)	2,610	2,723,405
6.50%, 03/15/40(a)	1,809	2,033,063
		45,284,504
Electronics — 0.4%
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	1,759	1,815,869
5.45%, 12/15/24 (Call 09/15/24)(a)	3,042	3,505,570
		5,321,439
Energy - Alternate Sources — 0.5%
Topaz Solar Farms LLC, 5.75%, 09/30/39(b)	5,623	6,465,121

Security	Par (000)	Value

Engineering & Construction — 0.5%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(a)	$3,150	$3,140,392
4.25%, 09/15/28 (Call 06/15/28)	3,785	3,781,518
		6,921,910
Food — 3.1%
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	3,996	4,227,608
3.75%, 04/01/30 (Call 01/01/30)	775	838,589
3.95%, 07/15/25 (Call 04/15/25)	2,913	3,179,277
4.00%, 06/15/23 (Call 05/15/23)	935	1,002,227
4.38%, 06/01/46 (Call 12/01/45)	5,540	5,901,485
4.63%, 01/30/29 (Call 10/30/28)(a)	2,335	2,665,916
4.63%, 10/01/39 (Call 04/01/39)	275	302,330
4.88%, 10/01/49 (Call 04/01/49)	1,250	1,412,900
5.00%, 07/15/35 (Call 01/15/35)	2,075	2,456,883
5.00%, 06/04/42	3,575	4,129,554
5.20%, 07/15/45 (Call 01/15/45)(a)	4,010	4,672,853
6.38%, 07/15/28(a)	364	447,345
6.50%, 02/09/40	1,358	1,822,327
6.75%, 03/15/32	1,024	1,348,946
6.88%, 01/26/39	1,664	2,288,682
7.13%, 08/01/39(b)	1,650	2,339,337
Safeway Inc., 7.25%, 02/01/31(a)	1,608	1,889,754
		40,926,013
Forest Products & Paper — 0.2%
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(a)	1,685	2,076,611

Health Care - Services — 0.8%
HCA Inc.
7.05%, 12/01/27(a)	465	553,415
7.50%, 11/15/95(a)	1,320	1,726,230
7.69%, 06/15/25(a)	2,052	2,471,265
8.36%, 04/15/24	454	532,270
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	2,480	2,734,225
Tenet Healthcare Corp., 6.88%, 11/15/31(a)	2,135	2,309,920
		10,327,325
Home Builders — 0.4%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)(a)	1,580	1,739,533
6.00%, 01/15/43 (Call 10/15/42)(a)	3,066	4,182,024
		5,921,557
Housewares — 2.4%
Newell Brands Inc.
4.00%, 06/15/22 (Call 03/15/22)(a)	1,175	1,210,274
4.00%, 12/01/24 (Call 09/01/24)(a)	1,075	1,139,941
4.35%, 04/01/23 (Call 02/01/23)	6,931	7,302,363
4.70%, 04/01/26 (Call 01/01/26)(a)	12,535	13,783,862
5.88%, 04/01/36 (Call 10/01/35)(a)	2,675	3,284,338
6.00%, 04/01/46 (Call 10/01/45)(a)	4,160	5,463,619
		32,184,397
Insurance — 0.4%
Genworth Holdings Inc., 6.50%, 06/15/34	1,630	1,505,109
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	1,825	2,357,352
MBIA Inc., 5.70%, 12/01/34(a)	375	340,369
Provident Financing Trust I, 7.41%, 03/15/38(a)	950	1,096,975
		5,299,805
Internet — 0.2%
NortonLifeLock Inc., 3.95%, 06/15/22 (Call 03/15/22)	2,567	2,632,510

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel — 2.8%
Allegheny Ludlum LLC, 6.95%, 12/15/25(a)	$720	$784,094
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(a)	4,070	4,458,644
ArcelorMittal SA
3.60%, 07/16/24	4,645	4,986,733
4.25%, 07/16/29(a)	3,333	3,728,960
4.55%, 03/11/26	4,750	5,282,428
6.13%, 06/01/25	1,467	1,734,889
7.00%, 03/01/41	2,600	3,704,844
7.25%, 10/15/39(a)	4,324	6,240,267
Carpenter Technology Corp., 4.45%, 03/01/23 (Call 12/01/22)(a)	2,034	2,118,879
Cleveland-Cliffs Inc., 6.25%, 10/01/40	1,575	1,501,558
U.S. Steel Corp., 6.65%, 06/01/37	2,170	2,039,843
		36,581,139
Leisure Time — 5.1%
Carnival Corp.
6.65%, 01/15/28(a)	1,160	1,222,617
11.50%, 04/01/23 (Call 01/01/23)(b)	24,940	28,346,234
Carnival PLC, 7.88%, 06/01/27(a)	1,225	1,412,045
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(a)	3,325	2,917,954
5.25%, 11/15/22(a)	4,185	4,122,392
7.50%, 10/15/27(a)	1,750	1,890,928
10.88%, 06/01/23 (Call 03/01/23)(a)(b)	6,250	7,049,187
11.50%, 06/01/25 (Call 06/01/22)(b)	14,370	16,559,126
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 02/08/21)(a)(b)	3,935	4,060,723
		67,581,206
Lodging — 1.0%
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	2,712	2,789,970
4.25%, 03/01/22 (Call 12/01/21)	2,450	2,489,273
5.65%, 04/01/24 (Call 02/01/24)	1,789	1,903,228
6.00%, 04/01/27 (Call 01/01/27)	2,563	2,835,652
6.60%, 10/01/25 (Call 07/01/25)	2,265	2,519,020
		12,537,143
Manufacturing — 0.5%
Bombardier Inc., 7.45%, 05/01/34(b)	1,550	1,463,231
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)(a)	2,282	2,588,906
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	2,880	3,034,541
		7,086,678
Media — 0.6%
Belo Corp.
7.25%, 09/15/27(a)	1,237	1,427,882
7.75%, 06/01/27(a)	375	435,240
Liberty Interactive LLC
8.25%, 02/01/30	3,190	3,665,246
8.50%, 07/15/29	2,005	2,313,409
		7,841,777
Mining — 2.7%
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	2,736	2,789,516
3.88%, 03/15/23 (Call 12/15/22)	6,525	6,822,801
4.55%, 11/14/24 (Call 08/14/24)	4,872	5,347,410
5.40%, 11/14/34 (Call 05/14/34)(a)	4,597	5,723,495
5.45%, 03/15/43 (Call 09/15/42)	11,600	14,517,632
		35,200,854

Security	Par (000)	Value

Office & Business Equipment — 1.4%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)(a)	$2,466	$2,537,292
5.38%, 05/15/22 (Call 04/15/22)	1,017	1,044,530
5.95%, 04/01/23 (Call 03/01/23)	1,875	1,959,281
Xerox Corp.
3.80%, 05/15/24(a)	1,949	2,035,438
4.38%, 03/15/23 (Call 02/15/23)(a)	6,251	6,567,051
4.80%, 03/01/35(a)	1,565	1,589,962
6.75%, 12/15/39(a)	2,180	2,379,993
		18,113,547
Oil & Gas — 13.8%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)(a)	1,245	1,253,155
4.25%, 01/15/30 (Call 10/15/29)(a)	3,872	3,819,612
4.25%, 01/15/44 (Call 07/15/43)(a)	4,005	3,727,734
4.38%, 10/15/28 (Call 07/15/28)(a)	5,663	5,640,914
4.75%, 04/15/43 (Call 10/15/42)(a)	7,122	6,829,856
5.10%, 09/01/40 (Call 03/01/40)(a)	7,953	8,025,611
5.25%, 02/01/42 (Call 08/01/41)(a)	2,100	2,114,532
5.35%, 07/01/49 (Call 01/01/49)	2,745	2,717,907
6.00%, 01/15/37	2,175	2,429,540
7.38%, 08/15/47(a)	900	932,463
7.75%, 12/15/29(a)	1,325	1,520,120
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	6,400	6,561,280
4.38%, 01/15/28 (Call 10/15/27)(a)	6,415	6,540,092
4.50%, 04/15/23 (Call 01/15/23)	4,226	4,337,482
4.90%, 06/01/44 (Call 12/01/43)	4,335	4,190,211
5.00%, 09/15/22 (Call 03/01/21)	1,010	1,011,162
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(a)	3,599	3,656,656
3.90%, 10/01/27 (Call 07/01/27)(a)	7,899	8,199,794
7.88%, 02/01/25 (Call 01/01/25)(a)	6,350	7,482,141
8.75%, 02/01/30 (Call 11/01/29)	4,740	6,043,690
Murphy Oil Corp.
4.95%, 12/01/22 (Call 09/01/22)(a)	2,180	2,180,654
6.38%, 12/01/42 (Call 06/01/42)(a)	2,420	2,121,541
7.05%, 05/01/29(a)	1,349	1,310,432
Occidental Petroleum Corp.
2.70%, 08/15/22(a)	1,027	1,029,218
2.70%, 02/15/23 (Call 11/15/22)	1,748	1,723,825
2.90%, 08/15/24 (Call 07/15/24)	5,115	4,962,266
3.00%, 02/15/27 (Call 11/15/26)	1,185	1,103,306
3.20%, 08/15/26 (Call 06/15/26)	1,730	1,632,359
3.40%, 04/15/26 (Call 01/15/26)(a)	2,050	1,969,291
3.50%, 06/15/25 (Call 03/15/25)(a)	1,350	1,311,255
3.50%, 08/15/29 (Call 05/15/29)(a)	2,525	2,343,225
4.10%, 02/15/47 (Call 08/15/46)	1,225	1,019,151
4.20%, 03/15/48 (Call 09/15/47)	1,748	1,477,182
4.30%, 08/15/39 (Call 02/15/39)	1,225	1,071,875
4.40%, 04/15/46 (Call 10/15/45)	2,143	1,884,854
4.40%, 08/15/49 (Call 02/15/49)	1,575	1,348,799
4.50%, 07/15/44 (Call 01/15/44)	932	814,027
4.63%, 06/15/45 (Call 12/15/44)	1,400	1,221,640
5.55%, 03/15/26 (Call 12/15/25)	1,856	1,955,649
6.20%, 03/15/40	1,502	1,579,338
6.45%, 09/15/36	3,070	3,364,843
6.60%, 03/15/46 (Call 09/15/45)	1,981	2,131,536
6.95%, 07/01/24	995	1,082,709
7.50%, 05/01/31	1,950	2,247,882

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.88%, 09/15/31	$835	$957,135
7.95%, 06/15/39(a)	574	668,509
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	4,450	4,854,816
5.63%, 07/01/24	6,400	6,955,648
5.75%, 01/30/22	1,225	1,271,452
Ovintiv Inc.
6.50%, 08/15/34(a)	4,775	5,830,896
6.50%, 02/01/38	4,100	4,884,207
6.63%, 08/15/37	2,975	3,569,762
7.20%, 11/01/31	2,175	2,728,777
7.38%, 11/01/31	3,375	4,307,749
8.13%, 09/15/30	1,875	2,435,925
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	3,435	3,204,821
5.15%, 11/15/29 (Call 08/15/29)	2,220	2,147,251
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	1,384	1,386,630
6.45%, 01/23/25 (Call 10/23/24)(a)	5,510	5,779,770
Suncor Energy Ventures Corp.
4.50%, 04/01/22(a)(b)	835	860,960
6.00%, 04/01/42(b)	650	679,055
		182,444,172
Oil & Gas Services — 0.2%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)(a)	3,085	2,909,278

Packaging & Containers — 0.7%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	2,122	2,576,808
Pactiv LLC
7.95%, 12/15/25(a)	1,264	1,440,176
8.38%, 04/15/27(a)	1,407	1,646,204
Sealed Air Corp., 6.88%, 07/15/33(a)(b)	2,949	3,900,731
		9,563,919
Pharmaceuticals — 0.1%
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)(a)	1,695	1,735,053

Pipelines — 9.8%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	4,200	4,229,988
4.13%, 12/01/27 (Call 09/01/27)(a)	2,674	2,742,856
4.15%, 07/01/23 (Call 04/01/23)	3,234	3,331,634
4.35%, 10/15/24 (Call 07/15/24)	1,859	1,906,888
5.60%, 10/15/44 (Call 04/15/44)	1,834	1,783,712
5.85%, 11/15/43 (Call 05/15/43)	2,923	2,917,183
6.75%, 08/15/33(a)	275	292,364
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(a)	3,108	3,190,269
4.95%, 04/01/22 (Call 01/01/22)(a)	2,055	2,107,670
5.60%, 04/01/44 (Call 10/01/43)	2,529	2,641,793
6.45%, 11/03/36(a)(b)	1,915	2,129,557
6.75%, 09/15/37(a)(b)	2,830	3,140,451
8.13%, 08/16/30(a)	1,765	2,337,284
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(a)	4,587	4,470,261
4.40%, 04/01/24 (Call 01/01/24)	3,349	3,311,960
4.85%, 07/15/26 (Call 04/15/26)	3,325	3,228,708
5.05%, 04/01/45 (Call 10/01/44)	2,850	2,282,651
5.45%, 06/01/47 (Call 12/01/46)	2,885	2,311,087
5.60%, 04/01/44 (Call 10/01/43)	2,285	1,861,590

Security	Par (000)	Value

Pipelines (continued)
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	$3,192	$3,230,368
4.13%, 12/01/26 (Call 09/01/26)	3,134	3,035,718
4.75%, 07/15/23 (Call 06/15/23)	2,900	3,002,776
5.50%, 07/15/28 (Call 04/15/28)	5,425	5,619,703
6.50%, 07/15/48 (Call 01/15/48)	3,475	3,318,625
NuStar Logistics LP, 4.75%, 02/01/22 (Call 11/01/21)(a)	1,201	1,224,179
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(b)	2,595	2,664,520
4.80%, 05/15/30 (Call 02/15/30)(b)	2,210	2,320,854
4.95%, 07/15/29 (Call 04/15/29)(b)	3,550	3,818,202
6.88%, 04/15/40(b)	3,150	3,512,061
7.50%, 07/15/38(a)(b)	1,569	1,764,560
Ruby Pipeline LLC, 7.75%, 04/01/22(a)(b)	3,364	3,176,976
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)(b)	2,750	2,749,367
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	2,560	2,615,091
4.00%, 07/01/22 (Call 04/01/22)(a)	3,200	3,279,264
4.10%, 02/01/25 (Call 01/01/25)	5,175	5,358,919
4.50%, 03/01/28 (Call 12/01/27)	2,000	2,071,260
4.65%, 07/01/26 (Call 04/01/26)	2,650	2,776,272
4.75%, 08/15/28 (Call 05/15/28)	1,925	2,034,783
5.05%, 02/01/30 (Call 11/01/29)	6,220	6,846,976
5.30%, 03/01/48 (Call 09/01/47)	3,550	3,638,075
5.45%, 04/01/44 (Call 10/01/43)	3,300	3,466,155
5.50%, 08/15/48 (Call 02/15/48)	1,775	1,768,823
6.25%, 02/01/50 (Call 08/01/49)	5,086	5,723,123
		129,234,556
Real Estate Investment Trusts — 4.3%
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)(a)	1,632	1,679,442
4.75%, 02/15/28 (Call 08/15/27)	3,404	3,404,068
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)(a)	3,115	3,043,729
4.50%, 04/01/25 (Call 01/01/25)	1,990	2,042,835
4.50%, 06/01/27 (Call 03/01/27)	2,849	2,936,464
4.75%, 12/15/26 (Call 09/15/26)	2,924	3,058,299
4.95%, 04/15/28 (Call 01/15/28)	2,535	2,640,507
5.25%, 07/15/23 (Call 04/15/23)(a)	1,849	1,921,814
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	1,720	1,737,338
4.50%, 04/18/22 (Call 01/18/22)	1,619	1,644,030
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(a)	2,501	2,300,995
4.35%, 10/01/24 (Call 09/01/24)	5,155	5,062,777
4.38%, 02/15/30 (Call 08/15/29)(a)	2,545	2,317,502
4.50%, 06/15/23 (Call 12/15/22)(a)	3,150	3,167,325
4.50%, 03/15/25 (Call 09/15/24)	2,200	2,157,430
4.65%, 03/15/24 (Call 09/15/23)	2,287	2,269,779
4.75%, 10/01/26 (Call 08/01/26)(a)	2,824	2,757,890
4.95%, 02/15/27 (Call 08/15/26)(a)	2,374	2,288,678
4.95%, 10/01/29 (Call 07/01/29)(a)	2,640	2,497,387
5.00%, 08/15/22 (Call 02/15/22)(a)	3,234	3,260,648
5.25%, 02/15/26 (Call 08/15/25)(a)	2,265	2,231,093
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(a)	2,735	1,925,057
		56,345,087

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail — 5.7%
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	$1,847	$1,865,821
4.92%, 08/01/34 (Call 02/01/34)	1,463	1,381,701
5.17%, 08/01/44 (Call 02/01/44)(a)	4,104	3,767,062
Brinker International Inc.
3.88%, 05/15/23(a)	1,853	1,866,249
5.00%, 10/01/24 (Call 07/01/24)(b)	2,230	2,326,604
L Brands Inc.
6.95%, 03/01/33(a)	2,254	2,403,711
7.60%, 07/15/37	1,525	1,698,926
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	4,110	4,030,184
3.63%, 06/01/24 (Call 03/01/24)(a)	3,335	3,231,315
4.30%, 02/15/43 (Call 08/15/42)	979	731,381
4.38%, 09/01/23 (Call 06/01/23)(a)	1,270	1,257,503
4.50%, 12/15/34 (Call 06/15/34)	2,074	1,691,783
5.13%, 01/15/42 (Call 07/15/41)	1,930	1,566,813
6.38%, 03/15/37(a)	1,231	1,141,260
6.70%, 07/15/34(b)	200	190,022
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	1,900	2,146,620
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	2,299	2,296,126
4.38%, 04/01/30 (Call 01/01/30)(a)	3,374	3,379,027
5.00%, 01/15/44 (Call 07/15/43)	5,950	5,859,679
6.95%, 03/15/28(a)	1,725	2,013,575
QVC Inc.
4.38%, 03/15/23(a)	4,770	5,032,207
4.45%, 02/15/25 (Call 11/15/24)	3,885	4,166,507
4.75%, 02/15/27 (Call 11/15/26)(a)	3,665	3,932,325
4.85%, 04/01/24	3,730	4,045,931
5.45%, 08/15/34 (Call 02/15/34)(a)	2,450	2,622,235
5.95%, 03/15/43	1,875	1,947,431
Rite Aid Corp., 7.70%, 02/15/27	1,325	1,318,680
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)(a)	2,125	2,228,912
5.35%, 11/01/43 (Call 05/01/43)(a)	1,869	2,093,579
6.88%, 11/15/37(a)	1,935	2,484,792
		74,717,961
Software — 0.3%
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)(a)	3,025	3,375,265

Telecommunications — 9.8%
Embarq Corp., 8.00%, 06/01/36	9,080	11,125,270
Lumen Technologies Inc.
Series G, 6.88%, 01/15/28(a)	2,975	3,474,502
Series P, 7.60%, 09/15/39	3,164	3,909,945
Series T, 5.80%, 03/15/22	8,410	8,786,179
Series U, 7.65%, 03/15/42.	2,990	3,701,082
Nokia OYJ, 6.63%, 05/15/39	3,244	4,253,955
Qwest Corp., 7.25%, 09/15/25(a)	1,435	1,728,142
Sprint Capital Corp.
6.88%, 11/15/28	15,895	20,415,379
8.75%, 03/15/32	12,581	19,214,835

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Telecom Italia Capital SA
6.00%, 09/30/34(a)	$6,238	$7,474,434
6.38%, 11/15/33(a)	6,266	7,735,565
7.20%, 07/18/36	6,311	8,341,501
7.72%, 06/04/38(a)	6,193	8,714,790
United States Cellular Corp., 6.70%, 12/15/33(a)	3,439	4,450,616
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(a)(d)	12,450	15,452,193
		128,778,388
Toys, Games & Hobbies — 0.4%
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)(a)	1,541	1,570,218
5.45%, 11/01/41 (Call 05/01/41)(a)	1,815	2,004,504
6.20%, 10/01/40	1,660	1,941,901
		5,516,623
Transportation — 0.2%
XPO CNW Inc., 6.70%, 05/01/34(a)	1,695	2,016,914

Total Corporate Bonds & Notes — 98.0%
(Cost: $1,257,609,448)		1,292,349,211

Short-Term Investments

Money Market Funds — 11.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(e)(f)(g)	132,365	132,444,834
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	14,060	14,060,000
		146,504,834
Total Short-Term Investments — 11.1%
(Cost: $146,496,192)		146,504,834

Total Investments in Securities — 109.1%
(Cost: $1,404,105,640)		1,438,854,045

Other Assets, Less Liabilities — (9.1)%.		(120,270,790)

Net Assets — 100.0%		$1,318,583,255

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Perpetual security with no stated maturity date.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
January 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$42,461,709	$89,988,439	(a)	$—	$(6,839)	$1,525	$132,444,834	132,365	$62,280	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,140,000	10,920,000	(a)	—	—	—	14,060,000	14,060	347		—
					$(6,839)	$1,525	$146,504,834		$62,627		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes.	$—	$1,292,349,211	$—	$1,292,349,211
Money Market Funds	146,504,834	—	—	146,504,834
	$146,504,834	$1,292,349,211	$—	$1,438,854,045